SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
Summary of share repurchase
	ADS	Ordinary shares	Price per ADS (including brokerage commission)	Total consideration
2012	5,955,796	23,823,184	0.89-1.38	7,396
2013	3,538,100	14,152,399	1.27-1.99	6,638
2014	2,816,938	11,267,755	1.97	5,550
	12,310,834	49,243,338		19,584